TRADE AND OTHER RECEIVABLES, NET (Tables)	9 Months Ended
Dec. 31, 2020
TRADE AND OTHER RECEIVABLES, NET
Schedule of the components of trade and other receivables

	As at	As at
	Dec. 31, 2020	March 31, 2020
Trade accounts receivable, net	$169,360	$241,969
Accrued gas receivables	2,118	7,224
Unbilled revenues, net	113,529	121,993
Commodity receivables and other	59,073	32,721
	$344,080	$403,907

Schedule of aging of the trade accounts receivable

	As at	As at
	Dec. 31, 2020	March 31, 2020

Current	$64,195	$83,431
1–30 days	11,914	26,678
31–60 days	3,134	6,513
61–90 days	3,169	5,505
Over 90 days	15,698	35,252
	$98,110	$157,379

Schedule of changes in the allowance for doubtful accounts

	As at	As at
	Dec. 31, 2020	March 31, 2020
Balance, beginning of period	$45,832	$182,365
Provision for doubtful accounts	26,959	80,050
Bad debts written off	(48,855)	(138,514)
Foreign exchange	4,625	3,124
Assets classified as held for sale	—	(81,193)
Balance, end of period	$28,561	$45,832

Allowance for doubtful accounts on accounts receivable	$25,583	$43,127
Allowance for doubtful accounts on unbilled revenue	2,978	2,705
Total allowance for doubtful accounts	$28,561	$45,832